PartnerSelect SBH Focused

Small Value Fund

Summary Prospectus

Institutional Class Ticker Symbol: PFSVX	July 23, 2020

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://partnerselectfunds.com/documents-forms. You may also obtain this information at no cost by calling 1-800-960-0188. The Fund’s Prospectus and Statement of Additional Information, each dated July 23, 2020, are incorporated by reference into this Summary Prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Litman Gregory Funds Trust’s (the “Trust”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website at www.partnerselectfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 1-800-960-0188.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Trust, you can call 1-800-960-0188. Your election to receive reports in paper will apply to all Funds in the Trust or held with your financial intermediary.

Investment Objective

The PartnerSelect SBH Focused Small Value Fund (the “Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.

Fund Summary	1

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Class
None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	1.00%
Distribution and or Service (12b-1) Fees	None
Other Expenses(1)	0.29%

Total Annual Fund Operating Expenses	1.29%
Fee Waiver and/or Expense Reimbursement(2),(3)	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2),(3)	1.15%

(1)	“Other Expenses” have been estimated for the current fiscal year. Actual expenses may be different.

(2)

Litman Gregory Fund Advisors, LLC (“Litman Gregory”), the advisor to the Fund, has contractually agreed to limit the Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses) through April 30, 2022 to an annual rate of 1.15% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory. Litman Gregory may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Any fee waiver or expense reimbursement made by Litman Gregory pursuant to this agreement is subject to the repayment by the Fund only within three (3) years of the date such amounts were waived or reimbursed, provided that the repayment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of repayment, and the repayment is approved by the Board.

(3)

Litman Gregory has contractually agreed through April 30, 2022, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Fund’s daily net assets retained by Litman Gregory is 1.15%. This agreement may be terminated at any time by the Board of the Trust upon sixty (60) days’ written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement at its expiration on April 30, 2022 by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. While Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement, Litman Gregory may be reimbursed for non-advisory related expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$101	$358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period.

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These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available as of the date of the Prospectus.

Principal Strategies

Litman Gregory Fund Advisors, LLC, the advisor to the Fund, believes that it is possible to identify investment managers to serve as sub-advisors who, over a market cycle, have a greater potential to deliver superior returns for a Fund relative to their peer groups. Litman Gregory also believes it can identify sub-advisors whose portfolio managers are skilled stock pickers and who, within the investment portfolios they manage separately from the Fund (their “proprietary funds”), have higher confidence in the return potential of some stocks than others. Litman Gregory believes a portfolio comprised only of these portfolio managers’ “higher confidence” stocks should outperform their proprietary funds over a market cycle. Litman Gregory defines a “market cycle” as the movement from a period of increasing prices and strong performance, or bull market, through a period of weak performance and falling prices, or bear market, and back again to new strength. A full market cycle is usually three to five years, but can vary considerably.

Based on these beliefs, the Fund’s strategy is to engage a proven manager as sub-advisor (the “manager” or “sub-advisor’), with the manager investing in the securities of smaller companies that it believes have strong appreciation potential. Under normal market conditions, the sub-advisor manages a portfolio typically composed of between 20 and 40 stocks. Under normal market conditions, the Fund invests at least 80% of its net assets, in securities of small-sized U.S. value companies, as measured by market capitalization at the time of acquisition. Concentration of investments in certain sectors may occur from time to time as a result of the implementation of the Fund’s investment strategy by the manager.

The manager may invest up to 15% of the Fund’s net assets in the securities of foreign companies, including those located in emerging markets. Litman Gregory defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.

By executing its investment strategy, the Fund seeks to:

•	leverage the efforts of an experienced, high quality manager;

•	access the favorite stock-picking ideas of the manager at any point in time; and

•	deliver a portfolio that is prudently diversified in terms of stocks (typically 20 to 40) and industries while still allowing the manager to focus on only its favorite stocks.

Litman Gregory defines a “small company” as one whose market capitalization falls below the market capitalization of the largest company in the Russell 2000® Index, which, as of June 30, 2020, was $5.8 billion. The Russell 2000® Index measures the performance of 2,000 small-sized companies with market capitalizations averaging $2.1 billion as of June 30, 2020. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value companies include, but are not limited to, those companies in the Russell 2000® Value Index.

Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The Fund’s investment manager may trade its portfolio frequently.

Principal Risks

Investment in stocks exposes shareholders of the Fund to the risk of losing money if the value of the stocks held by the Fund declines during the period an investor owns shares in the Fund. The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share, total return and/or ability to meet its objective.

Fund Summary	3

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Smaller Companies Risk. The Fund may invest a portion of its assets in the securities of small- and, at times, mid-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Market Risk and Recent Market Volatility Associated with COVID-19. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund. In particular, the financial markets have recently been impacted by the outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19, which was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in international border closings, enhanced health screenings, expanded healthcare services and expenses, quarantines and other restrictions on business and personal activities, cancellations, disruptions to supply chains and consumer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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Foreign Investment Risk. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, and the political and economic climates and differences in financial reporting, accounting and auditing standards in the foreign countries where the Fund invests or has exposure.

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Emerging Markets Risk: This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

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Currency Risk: This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Sector Weightings Risk. To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.

4	Litman Gregory Funds Trust

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Technology Sector Risk. The Fund may invest a portion of its assets in the technology sector, which is a highly volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders as compared to shareholders in investment companies that hold investments for a longer period.

Performance

The Fund has not commenced investment operations. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. Updated performance information is available on the Fund’s website at www.partnerselectfunds.com.

Management
INVESTMENT ADVISOR	PORTFOLIO MANAGER	MANAGED THE FUND SINCE:
Litman Gregory Fund Advisors, LLC	Jack Chee, Principal, Senior Research Analyst and Co-Portfolio Manager	2020
	Jeremy DeGroot, CFA, President of the Trust, Principal, Chief Investment Officer and Co-Portfolio Manager	2020
SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE FUND SINCE:
Segall Bryant & Hamill, LLC	Mark T. Dickherber, CFA, CPA Shaun P. Nicholson	2020

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Litman Gregory Funds Trust, c/o DST Asset Manager Solutions, Inc., P.O. Box 219922, Kansas City, MO 64121-9922), by wire transfer, by telephone at 1-800-960-0188, or through a financial intermediary. The minimum initial and subsequent investment amounts for the Fund are shown below.

Fund/Type of Account	Minimum Initial Investment	Minimum Additional Investment	Minimum Account Balance
PartnerSelect SBH Focused Small Value Fund
Regular
- Institutional Class	$10,000	$250	$2,500
Retirement Account
- Institutional Class	$1,000	$100	$250
Automatic Investment Account
- Institutional Class	$2,500	$250	$2,500

Fund Summary	5

Tax Information

Depending on the character of income distributed, the Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or Litman Gregory may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	Litman Gregory Funds Trust